Income Taxes - Significant portions of deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
NOL carryforwards	$ 30,421	$ 27,002
Fixed assets and intangibles	2,371	2,306
Accruals	815	108
Inventory	76	229
Other	87
Capitalized R&D expenses	4,613
Stock-based compensation expense	76	63
Total deferred tax assets	38,459	29,708
Deferred tax liabilities:
Prepaid expenses	(101)	(78)
Total deferred income tax assets and liabilities	38,358	29,630
Less: valuation allowance	$ (38,358)	$ (29,630)